Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

Description	Balance at beginning of year	Provisions	Deductions from reserves	Balance at end of year
Year ended December 31, 2014
Allowance for doubtful accounts and billing adjustments	$2,465	6,680	(4,741)	$4,404
Workers’ compensation loss reserves	$17,123	2,211	(3,770)	$15,564

Year ended December 31, 2013
Allowance for doubtful accounts and billing adjustments	$3,395	1,474	(2,404)	$2,465
Workers’ compensation loss reserves	$17,037	5,850	(5,764)	$17,123

Year ended December 31, 2012
Allowance for doubtful accounts and billing adjustments	$2,468	(446)	1,373	$3,395
Workers’ compensation loss reserves	$16,391	3,399	(2,753)	$17,037